NOTE 25 - Income Taxes: Schedule of Operating Loss Carryforwards (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Operating Loss Carryforwards

The estimated carry forward tax losses for the years ended December 31, 2025, and 2024 were as follows:

	December 31, 2025	December 31, 2024
Canada	(7,568)	(7,023)
Israel	(55,025)	(45,156)
United States	-	(38)
Total estimated carry forward tax losses	(62,593)	(52,217)